Exhibit 99.2

Composition of the Receivables
as of the [Nov 30, 2006]

Weighted Average Adjusted APR	Aggregate Statistical Contract Value	Number of Receivables	Weighted Average Remaining Term	Weighted Average Original Term	Average Statistical Contract Value

5.27%	$1,293,977,115.93	49,019	46.44 months	52.94 months	31,463.76

Average Original Statistical Contract Value	Average Outstanding Contract Balance	Average Age of Contract	Weighted Average Advance Rate

$26,397.46	$26,155.73	6.49 months	90.79

Distribution by Receivable Type of the Receivables Pool
as of [Nov 30, 2006]

Receivables Type	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value

Retail Installment Contracts	45,649	$1,261,891,864.99	97.52%
Consumer Installment Contracts	3,370	$32,085,250.94	2.48%

Distribution by Contract Annual Percentage Rate of the Receivables
as of [Nov 30, 2006]

APR Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
0.000% to 0.999%	12,025	217,411,814.02	16.80%
1.000% to 1.999%	1,748	40,856,408.63	3.16%
2.000% to 2.999%	2,130	59,426,381.06	4.59%
3.000% to 3.999%	4,106	107,912,750.75	8.34%
4.000% to 4.999%	4,242	111,844,509.54	8.64%
5.000% to 5.999%	5,725	159,523,580.36	12.33%
6.000% to 6.999%	5,335	170,447,731.74	13.17%
7.000% to 7.999%	3,209	144,802,746.31	11.19%
8.000% to 8.999%	3,970	163,266,413.93	12.62%
9.000% to 9.999%	2,386	49,722,001.00	3.84%
10.000% to 10.999%	1,978	39,204,231.18	3.03%
11.000% to 11.999%	1,112	16,969,413.82	1.31%
12.000% to 12.999%	452	3,581,790.21	0.28%
13.000% to 13.999%	492	7,127,096.22	0.55%
14.000% to 14.999%	65	1,257,399.44	0.10%
15.000% to 15.999%	37	531,854.88	0.04%
16.000% to 16.999%	5	79,416.54	0.01%
17.000% to 17.999%	2	11,576.30	0.00%
Total	49,019	1,293,977,115.93	100.00%

Distribution by Advance Rate as of [Nov 30, 2006]

Adv Rate Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to 1%	1	$27,518.79	0.00%
1% to 20%	33	$374,961.77	0.07%
21% to 40%	320	$6,078,175.11	1.10%
41% to 60%	1,349	$36,579,454.87	6.62%
61% to 80%	3,397	$115,390,639.05	20.87%
81% to 100%	7,583	$259,096,664.50	46.87%
101% to 120%	3,757	$125,057,809.42	22.62%
121% to 140%	264	$9,357,799.40	1.69%
More than 140%	26	$882,161.57	0.16%
Total	16,730	$552,845,184.48	100.00%

The information in the table above excludes previously securitized receivables that have been reacquired by CNH Capital America through the exercise of its clean-up call on a prior transaction, representing [57.28]% of the aggregate Statistical Contract Value of the pool of initial receivables.

Distribution by Equipment Type of the Receivables
as of [Nov 30, 2006]

Equipment Type	New or Used	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Agricultural	New	22,842	519,687,350.42	40.16%
	Used	12,667	330,209,671.61	25.52%
Agricultural Total		35,509	849,897,022.03	65.68%
Construction	New	7,557	302,671,248.54	23.39%
	Used	2,807	109,962,335.49	8.50%
Construction Total		10,364	412,633,584.03	31.89%
Consumer	New	2,942	29,751,246.00	2.30%
	Used	204	1,695,263.87	0.13%
Consumer Total		3,146	31,446,509.87	2.43%
Total		49,019	1,293,977,115.93	100.00%

Distribution by Payment Frequency of the Receivables
as of [Nov 30, 2006]

Payment Frequency	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Annual	17,351	532,207,233.27	41.13%
Semi-Annual	1,399	38,318,059.57	2.96%
Quarterly	385	10,216,061.90	0.79%
Monthly	28,720	638,503,752.09	49.34%
Irregular	1,164	74,732,009.10	5.78%
Total	49,019	1,293,977,115.93	100.00%

(1)                                  Approximately 2.58%, 1.07%, 3.92%, 10.37%, 13.45%, 15.39%, 9.69%, 12.57%, 17.44%, 7.27%, 2.25% and 3.99% of the annual receivables have scheduled payments in January, February, March, April, May, June, July, August, September, October, November and December, respectively.

Distribution by Current Statistical Contract Value of the Receivables
as of [Nov 30 , 2006]

Stat Con Value Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to $5,000.00	8,372	23,828,431.89	1.84%
$5,000.01 to $10,000.00	8,408	62,249,179.32	4.81%
$10,000.01 to $15,000.00	7,814	97,157,813.40	7.51%
$15,000.01 to $20,000.00	5,968	103,508,378.02	8.00%
$20,000.01 to $25,000.00	4,120	91,815,974.88	7.10%
$25,000.01 to $30,000.00	2,734	74,809,428.13	5.78%
$30,000.01 to $35,000.00	1,861	60,064,490.03	4.64%
$35,000.01 to $40,000.00	1,336	49,834,504.21	3.85%
$40,000.01 to $45,000.00	1,104	46,769,257.12	3.61%
$45,000.01 to $50,000.00	871	41,262,616.42	3.19%
$50,000.01 to $55,000.00	756	39,586,986.54	3.06%
$55,000.01 to $60,000.00	694	39,877,873.97	3.08%
$60,000.01 to $65,000.00	568	35,440,523.75	2.74%
$65,000.01 to $70,000.00	474	31,946,588.93	2.47%
$70,000.01 to $75,000.00	440	31,880,066.24	2.46%
$75,000.01 to $80,000.00	335	25,924,238.06	2.00%
$80,000.01 to $85,000.00	271	22,269,380.08	1.72%
$85,000.01 to $90,000.00	279	24,408,783.53	1.89%
$90,000.01 to $95,000.00	218	20,157,337.26	1.56%
$95,000.01 to $100,000.00	205	19,971,078.96	1.54%
$100,000.01 to $200,000.00	1,833	245,914,261.07	19.00%
$200,000.01 to $300,000.00	265	62,153,284.07	4.80%
$300,000.01 to $400,000.00	51	17,563,041.11	1.36%
$400,000.01 to $500,000.00	15	6,514,450.52	0.50%
More than $500,000.00	27	19,069,148.42	1.47%
Total	49,019	1,293,977,115.93	100.00%

Geographic Distribution of the Receivables as of [Nov 30, 2006]

State(1)	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Alabama	468	13,109,574.27	1.01%
Arizona	55	1,972,157.29	0.15%
Arkansas	407	17,070,534.82	1.32%
California	1,396	41,244,426.44	3.19%
Colorado	1,387	50,684,382.72	3.92%
Connecticut	576	16,382,396.03	1.27%
Delaware	258	6,020,461.53	0.47%
District of Columbia	158	4,169,488.00	0.32%
Florida	1	22,407.10	0.00%
Georgia	1,035	35,272,611.42	2.73%
Idaho	1,339	35,779,007.11	2.77%
Illinois	135	4,441,150.20	0.34%
Indiana	645	20,589,084.00	1.59%
Iowa	2,200	68,994,325.92	5.33%
Kansas	1,840	50,454,458.03	3.90%
Kentucky	1,894	63,785,161.00	4.93%
Louisiana	1,110	28,950,880.85	2.24%
Maine	1,396	23,889,836.26	1.85%
Maryland	752	21,060,521.21	1.63%
Massachusetts	362	6,325,008.01	0.49%
Michigan	655	14,846,117.54	1.15%
Minnesota	196	4,249,228.97	0.33%
Mississippi	1,987	37,252,346.38	2.88%
Missouri	2,109	57,464,793.63	4.44%
Montana	845	24,785,236.14	1.92%
Nebraska	1,655	39,454,538.28	3.05%
Nevada	578	18,354,067.16	1.42%
New Hampshire	886	28,618,593.32	2.21%
New Jersey	183	7,434,108.23	0.57%
New Mexico	166	3,531,006.16	0.27%
New York	483	10,203,044.26	0.79%
North Carolina	243	7,051,717.39	0.54%
North Dakota	2,332	44,582,559.42	3.45%
Ohio	1,311	35,014,151.56	2.71%
Oklahoma	862	28,148,456.67	2.18%
Oregon	1,988	39,514,855.66	3.05%
Pennsylvania	875	19,491,280.77	1.51%
Rhode Island	759	23,709,008.21	1.83%
South Carolina	2,058	40,164,006.57	3.10%
South Dakota	31	577,581.81	0.04%
Tennessee	735	17,450,208.35	1.35%
Texas	1,030	29,312,230.53	2.27%
Utah	1,344	31,049,029.20	2.40%
Vermont	3,348	99,124,796.02	7.66%
Virginia	316	9,561,228.27	0.74%
Washington	290	6,854,347.87	0.53%
West Virginia	1,174	24,763,456.30	1.91%
Wisconsin	907	28,647,365.38	2.21%
Wyoming	313	6,994,315.44	0.54%
Alaska	1,791	40,107,027.84	3.10%
Hawaii	155	5,448,540.39	0.42%
Total	49,019	1,293,977,115.93	100.00%

(1)  Based upon billing addresses of the obligors.